Note 5 - Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

5.            Stockholders’ Equity

Increase in Authorized Shares of Common Stock

At our annual meeting of stockholders held on June 10, 2013, our stockholders approved an amendment to our certificate of incorporation to increase our authorized shares of common stock from 40,000,000 shares to 75,000,000 shares. The amendment to our certificate of incorporation was filed with the Delaware Secretary of State on August 1, 2013. In addition to the 21,666,610 shares of common stock outstanding at September 30, 2013, we have reserved the following shares of our common stock for future issuance:

Common Stock Purchase Warrants	8,292,226
Equity Incentive Plans	1,197,529
Series A Convertible Preferred Stock	1,050,667
Total	10,540,422

Common Stock Transactions

During January and May 2013, we issued an aggregate of 1,766,667 shares and 1,166,666 shares, respectively, of our common stock pursuant to the exercise of Series B Warrants, resulting in total proceeds of $1,060,000 and $583,333, respectively (see ”Stock Purchase Warrants” below).

Stock Options

The Company maintains a stock option plan that provides the Board of Directors broad discretion in creating equity incentives for employees, officers, directors and consultants. The following table presents a summary of stock option transactions during the nine months ended September 30, 2013:

	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2012	1,069,141	$4.50
Granted	--	--
Exercised	--	--
Forfeited or expired	(78,429)	4.86
Outstanding at September 30, 2013	990,712	$4.47
Exercisable at September 30, 2013	679,036	$6.14

During the three month and nine month periods ended September 30, 2013, we recorded share-based compensation expense related to stock options of $33,348 and $116,600, as compared to $84,742 and $247,318 for the three month and nine month periods ended September 30, 2012, respectively. Share-based compensation expense is recognized on a straight-line basis over the requisite service period for the award and is allocated to research and development expense or general and administrative expense based upon the related employee classification. As of September 30, 2013, there was $135,418 of unrecognized compensation expense related to stock options, which is expected to be recognized over a weighted average period of 1.7 years.

Stock Purchase Warrants

We have issued stock purchase warrants in connection with financing transactions and also in exchange for services from consultants and others. The following table presents a summary of stock purchase warrant transactions during the nine months ended September 30, 2013:

	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2012	11,225,559	$2.06
Issued	--	--
Exercised	(2,933,333)	0.56
Forfeited or expired	--	--
Outstanding at September 30, 2013	8,292,226	$2.53
Exercisable at September 30, 2013	8,292,226	$2.53

Effective January 17, 2013, we reduced the exercise price of our then-outstanding Series B Common Stock Purchase Warrants from $0.75 to $0.60 per share. In consideration for the reduction of the exercise price, the holders of the Series B Warrants immediately exercised 1,766,667 of the Series B Warrants for cash, resulting in total proceeds to the Company of $1,060,000. We also extended the expiration date of the unexercised Series B Warrants (1,166,667 shares in the aggregate) from March 21, 2013 to May 21, 2013. We recorded general and administrative expense of $218,551 associated with these warrant modifications, all of which was recognized during the three month period ended March 31, 2013.

Effective May 14, 2013, we reduced the exercise price of the remaining Series B Common Stock Purchase Warrants from $0.60 to $0.50 per share. In consideration for the reduction of the exercise price, the holders of the Series B Warrants immediately exercised all 1,166,666 of the remaining Series B Warrants for cash, resulting in total proceeds to the Company of $583,333. We recorded general and administrative expense of $19,617 associated with this warrant modification, all of which was recognized during the three month period ended June 30, 2013.

6.           Stockholders’ Equity

Series A Convertible Preferred Stock

Our Certificate of Incorporation authorizes us to issue up to 10,000,000 shares of preferred stock, $.01 par value.  In March 2012, we established from the authorized preferred stock a series of preferred stock, consisting of 2,200 shares of Series A Convertible Preferred Stock, $1,000 stated value (“Series A Preferred Shares”) and entered into a Securities Purchase Agreement (“SPA”) whereby we issued to three institutional investors (“Purchasers”) the Series A Preferred Shares for gross proceeds of $2.2 million.  Net proceeds to the Company from this transaction, after deduction of placement agent fees and other expenses, were approximately $2.0 million.

The Series A Preferred Shares may be converted at any time at the option of the Purchasers into shares of our common stock at a conversion price of $0.75 per share (“Conversion Price”), for an initial aggregate total of 2,933,333 shares of our common stock (“Conversion Shares”).  The Series A Preferred Shares have a liquidation preference equal to the initial purchase price, have no voting rights, and are not entitled to a dividend.  Through December 31, 2012, a total of 1,412 Series A Preferred Shares have been converted into 1,882,667 shares of our common stock.  As of December 31, 2012, there were 788 shares of Series A Preferred Shares outstanding, convertible into 1,050,667 shares of our common stock.

Pursuant to the terms of the SPA, we issued to each Purchaser Series A, B and C Warrants (collectively, the “Warrants”), each to purchase up to a number of shares of our common stock equal to 100% of the Conversion Shares underlying the Series A Preferred Shares (up to 2,933,333 shares in the aggregate for each of the three series of warrants, or 8,799,999 shares in total) (“Warrant Shares”).  The Series A Warrants have an exercise price of $1.00 per share, are exercisable immediately, and expire on March 21, 2017.  The Series B Warrants have an exercise price of $0.75 per share, are exercisable immediately, and expire on March 21, 2013. The Series C Warrants have an exercise price of $1.00 per share and expire on March 21, 2017, but only vest and become exercisable upon, and in proportion to, the exercise of the one-year Series B Warrants.  The Warrants contain anti-dilution provisions, which may, under certain circumstances, reduce the exercise price (but have no effect on the number of shares subject to the Warrants) if we sell or grant options to purchase, including rights to reprice, our common stock or common stock equivalents at a price lower than the exercise price of the Warrants, or if we announce plans to do so.

In connection with the sale of the Series A Preferred Shares, we entered into a Registration Rights Agreement (“RRA”) with the Purchasers, pursuant to which we filed a registration statement with the Securities and Exchange Commission (“SEC”) on April 3, 2012 covering resale of the Conversion Shares and the Warrant Shares.   It was declared effective by the SEC on April 13, 2012

Accounting Treatment and Allocation of Proceeds.  We first assessed the Series A Preferred Shares under ASC Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and determined such preferred stock not to be a liability under ASC 480.  We next assessed the preferred stock under ASC Topic 815. “Derivatives and Hedging” (“ASC 815”).  The preferred stock contains an embedded feature allowing an optional conversion by the holder into common stock which meets the definition of a derivative.  However, we believe that the preferred stock is an “equity host” (as described by ASC 815) for purposes of assessing the embedded derivative for potential bifurcation and determined that the optional conversion feature is clearly and closely associated to the preferred stock host; we therefore determined that the embedded derivative does not require bifurcation and separate recognition under ASC 815.  We then assessed the preferred stock under ASC Topic 470, “Debt” (“ASC 470”), and determined there to be a beneficial conversion feature (“BCF”) requiring recognition at its intrinsic value.  Since the conversion option of the preferred stock was immediately exercisable, the amount allocated to the BCF was immediately accreted to preferred dividends, resulting in an increase in the carrying value of the preferred stock.  We also assessed the warrants issued in connection with the financing under ASC 815 and determined that they did not initially meet the definition of a derivative, but will require evaluation on an on-going basis.  As of December 31, 2012, we determined that the warrants still did not meet the definition of a derivative.

The following is a summary of the allocation of the net proceeds from the preferred stock financing, and reconciliation to the carrying value at December 31, 2012:

Net proceeds after transaction costs	$1,999,032
Less: Fair value of warrants (recorded to Additional Paid-in Capital)	(1,127,418)
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(762,667)
Net proceeds allocated to preferred stock	108,947
Accretion of beneficial conversion feature (deemed dividend)	762,667
Initial carrying value of preferred stock	871,614
Conversions to common stock	(559,418)
Carrying value of preferred stock at December 31, 2012	$312,196

Common Stock Transactions

In February 2010, we issued 12,000 shares of our common stock in settlement of an obligation accrued at December 31, 2009 in the amount of $90,000.

During December 2011, we sold an aggregate of 658,520 shares of our common stock to a group of individual accredited investors (including members of our board of directors and management --see Note 9) for an aggregate purchase price of $441,210, $36,800 of which was received in January 2012 and is therefore reflected as a receivable (Other Current Asset) in the accompanying Consolidated Balance Sheet as of December 31, 2011.  We also issued to the investors warrants to purchase an aggregate of 987,783 shares of common stock at a price of $1.00 per share, which expire in December 2016.

During January 2012, we sold an aggregate of 407,999 shares of our common stock to a group of individual accredited investors (including members of our board of directors and management --see Note 9) for an aggregate purchase price of $273,360.  We also issued to the investors warrants to purchase an aggregate of 612,001 shares of common stock at a price of $1.00 per share, which expire in January 2017.

From time to time, we issue shares of our common stock to consultants or others in exchange for services.  During 2012, 2011 and 2010 we issued -0-, 129,245, and 10,500 shares, respectively, for such services; and we recorded general and administrative expense of $-0-, $150,000, and $53,813 during each respective period related to these issuances.

Stock Options

In 2006, we adopted the GeoVax Labs, Inc. 2006 Equity Incentive Plan (the “Stock Option Plan”) for the granting of qualified incentive stock options (“ISO’s”), nonqualified stock options, restricted stock awards or restricted stock bonuses to employees, officers, directors, consultants and advisors of the Company.  The exercise price for any option granted may not be less than fair value (110% of fair value for ISO’s granted to certain employees).  Options granted under the Stock Option Plan have a maximum ten-year term and generally vest over three years.  The Company has reserved 1,200,000 shares of its common stock for issuance under the Stock Option Plan.

A summary of activity under the Stock Option Plan as of December 31, 2012, and changes during the year then ended is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	928,242	$5.43
Granted	238,500	0.70
Exercised	-	-
Forfeited or expired	(97,601)	4.02
Outstanding at December 31, 2012	1,069,141	$4.50	6.2	$-0-
Exercisable at December 31, 2012	698,995	$6.38	4.6	$-0-

Additional information concerning our stock options for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Weighted average fair value of options granted during the period	$0.59	$0.79	$2.95
Intrinsic value of options exercised during the period	-	-	-
Total fair value of options vested during the period	319,920	540,339	499,557

We use the Black-Scholes model for determining the grant date fair value of our stock option grants.  This model utilizes certain information, such as the interest rate on a risk-free security with a term generally equivalent to the expected life of the option being valued and requires certain other assumptions, such as the expected amount of time an option will be outstanding until it is exercised or expired, to calculate the fair value of stock options granted.  The significant assumptions we used in our fair value calculations were as follows:

	2012	2011	2010
Weighted average risk-free interest rates	1.1%	1.4%	2.6%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of option (yrs)	6.7	7	6.7
Expected volatility	105.2%	111.2%	112.9%

Stock-based compensation expense related to the Stock Option Plan was $310,076, $463,752, and $575,662 during the years ended December 31, 2012, 2011 and 2010, respectively.  Stock option expense is allocated to research and development expense or to general and administrative expense based on the related employee classifications and corresponds to the allocation of employee salaries.  For the three years ended December 31, 2012, stock option expense was allocated as follows:

	2012	2011	2010
General and administrative expense	$231,936	$284,352	$369,161
Research and development expense	78,140	179,400	206,501
Total stock option expense	$310,076	$463,752	$575,662

As of December 31, 2012, there was $271,901 of unrecognized compensation expense related to stock-based compensation arrangements.  The unrecognized compensation expense is expected to be recognized over a weighted average remaining period of 2.1 years.

Stock Purchase Warrants

We have issued stock purchase warrants in connection with financing transactions and also in exchange for services from consultants and others.  The following table presents a summary of stock purchase warrant transactions during the year ended December 31, 2012:

	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2011	1,870,559	$7.96
Issued – Series A Warrants (1)	2,933,333	1.00
Issued – Series B Warrants (1)	2,933,333	0.75
Issued – Series C Warrants (1)	2,933,333	1.00
Issued – Other Warrants (2)	612,001	1.00
Exercised	--	--
Forfeited or expired	(57,000)	7.00
Outstanding at December 31, 2012	11,225,559	$2.06
Exercisable at December 31, 2012	8,290,376	$2.44

(1)      See discussion under “Series A Convertible Preferred Stock” above.

(2)      See discussion under “Common Stock Transactions” above.

For stock purchase warrants issued to consultants or others in exchange for services, we record the related expense over the service period, or upon the date, that the service was rendered.  Expense associated with such compensatory warrants was $-0-, $7,119, and $121,057 during the years ended December 31, 2012, 2011 and 2010, respectively All such expense was allocated to general and administrative expense.  As of December 31, 2012, there was no unrecognized compensation expense related to compensatory warrants. .  In addition to compensatory warrant expense, during 2011 we recorded $152,126 of general and administrative expense associated with the extension of certain investor warrants which were due to expire in 2011 to 2013.  In January 2013, certain modifications were made to the terms of the Class B Warrants in exchange for the exercise of a portion of those warrants (see Note 11).